SHARE-BASED COMPENSATION - Restricted Shares Plan (Details) - Restricted shares $ / shares in Units, $ in Thousands, $ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022 HKD ($) $ / shares shares	Jun. 30, 2021 $ / shares shares	Sep. 30, 2022 HKD ($) $ / shares shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2021 HKD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Shares awarded number
Outstanding at beginning | shares	16,961,864	6,067,400	16,961,864	6,067,400	6,067,400
Granted | shares			2,827,320	837,072
Vested | shares			(134,600)
Forfeited | shares			(1,355,240)	(231,680)
Outstanding at end | shares			18,299,344	6,672,792	16,961,864
Weighted-average grant date fair value per share
Outstanding at beginning | $ / shares	$ 5.6793	$ 4.6827	$ 5.6793	$ 4.6827	$ 4.6827
Granted | $ / shares			5.4125	20.1363
Vested | $ / shares			20.1363
Forfeited | $ / shares			5.3584	4.7350
Outstanding at end | $ / shares			$ 5.5555	$ 6.6195	$ 5.6793
Unrecognized compensation expenses related to the restricted shares	$ 599,247		$ 670,477		$ 694,749	$ 85,412	$ 76,359	$ 89,092
Unrecognized compensation expenses related to the restricted shares expected to be recognized over a weighted-average period	4 years 1 month 20 days		3 years 3 months 3 days		4 years 7 months 20 days
2019 Share Incentive Plan
Shares awarded number
Outstanding at beginning | shares	16,961,864	6,067,400	16,961,864	6,067,400	6,067,400
Granted | shares	48,000	0	2,827,320	837,072
Forfeited | shares	(1,152,240)	(171,200)
Outstanding at end | shares	15,857,624	5,896,200			16,961,864
Weighted-average grant date fair value per share
Outstanding at beginning | $ / shares	$ 5.6793	$ 4.6827	$ 5.6793	$ 4.6827	$ 4.6827
Granted | $ / shares	5.4125
Forfeited | $ / shares	5.0585	4.7350
Outstanding at end | $ / shares	$ 5.7236	$ 4.6812			$ 5.6793